UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ x ]; Amendment Number: 1
This amendment (Check only one.): [ ] is a restatement.
                                  [ x ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Galleon Management, L.P.
Address:  135 EAST 57th ST, 16th FL
          New York, New York 10022

13 File Number:  28-7016

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      George Lau
Title:     Managing Director - Finance
Phone:     212-829-4034
Signature, Place and Date of Signing:

    GEORGE LAU  February  27, 2006


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    1

Form 13F Information Table Value Total:   2302

       FORM 13F INFORMATIONT TABLE
                                                                  Value   SHARES/   SH/ PUT/  INVSTMT   OTHER VOTING AUTHORITY
   NAME OF ISSUER                    TITLE OF CLASS    CUSIP    x($1000)  PRN AMT   PRN CALL  DISCRETN MANAGERSOLE    SHARED NONE
   ------------------------          ----------      --------   ------    --------  --- ----  -------  ----   -----   ----   ---
D  DIOMED HOLDINGS INC               COM NEW        25454R207        2302   1134000 SH          SOLE          1134000    0    0



S REPORT SUMMARY 1 DATA RECORD         2302         OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED